Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and related expenses
Schedule of restructuring cost by type

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Employee severance costs	536	95	342
Estimated contract settlement, loss order and other costs	230	98	129
Inventory and long-lived asset impairments	70	20	45

Total	836	213	516

Schedule of restructuring cost by income statement location

($ in millions)	Cumulative costs 2008 to 2010	2010	2009
Total cost of sales	475	110	293
Selling, general and administrative expenses	143	36	75
Other income (expense), net	218	67	148

Total	836	213	516

Costs incurred in 2010 and the cumulative costs incurred to date

($ in millions)	Cumulative costs incurred up to December 31, 2010
Power Products	122
Power Systems	139
Discrete Automation and Motion	256
Low Voltage Products	114
Process Automation	183
Corporate and Other	22

Total	836